Derivative Instruments (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes In Estimated Fair Value Related To Embedded Derivatives [Line Items]
Total investment related gains (losses), net									$ (36,056)	$ 212,030	$ 34,148
Total benefits and expenses	2,154,968	1,838,511	2,016,808	2,055,680	2,017,913	1,771,581	1,745,519	1,920,536	8,065,967	7,455,549	6,526,263
Net income	138,579	134,602	123,944	148,920	183,684	119,457	119,218	113,383	546,045	535,742	372,996
Embedded Derivatives In Modified Coinsurance Or Funds Withheld Arrangements And Variable Annuity Contracts [Member]
Changes In Estimated Fair Value Related To Embedded Derivatives [Line Items]
Total investment related gains (losses), net									(311,420)	131,488	331,091
Net income									(37,829)	23,786	(15,659)
Embedded Derivatives In Equity Indexed Annuities [Member]
Changes In Estimated Fair Value Related To Embedded Derivatives [Line Items]
Total benefits and expenses									(114,921)	(44,988)	(71,222)
Net income									$ (55,915)	$ (26,265)	$ (51,806)